Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
No Load
Average Annual Return [Line Items]
Average Annual Return, Percent	25.97%	16.76%		13.43%
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	14.81%		12.34%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	24.70%	15.56%		12.43%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	25.31%	16.17%		13.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	16.83%		12.96%
S&P 500 Index A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.83%	12.96%
S&P 500 Index C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	16.83%		12.96%